Portfolio of Investments
Columbia Disciplined Value Fund, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 8.4%
Diversified Telecommunication Services 2.0%
Verizon Communications, Inc.	79,442	4,209,632
Entertainment 1.3%
Activision Blizzard, Inc.	26,765	2,092,755
Walt Disney Co. (The)(a)	2,902	490,641
Total		2,583,396
Interactive Media & Services 3.1%
Alphabet, Inc., Class A(a)	2,137	6,327,486
Media 2.0%
Fox Corp., Class B	5,987	221,279
Interpublic Group of Companies, Inc. (The)	90,554	3,311,560
Nexstar Media Group, Inc., Class A	3,731	559,389
Total		4,092,228
Total Communication Services		17,212,742
Consumer Discretionary 5.3%
Hotels, Restaurants & Leisure 1.3%
Royal Caribbean Cruises Ltd.(a)	3,040	256,667
Travel + Leisure Co.	43,503	2,363,953
Total		2,620,620
Household Durables 1.0%
Lennar Corp., Class A	6,115	611,072
PulteGroup, Inc.	32,611	1,567,937
Total		2,179,009
Multiline Retail 1.5%
Target Corp.	11,719	3,042,487
Specialty Retail 1.3%
AutoNation, Inc.(a)	21,277	2,577,070
AutoZone, Inc.(a)	131	233,814
Total		2,810,884
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc.	8,800	343,024
Total Consumer Discretionary		10,996,024
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.0%
Beverages 0.5%
Coca-Cola Co. (The)	20,080	1,131,910
Food & Staples Retailing 0.2%
Walmart, Inc.	3,195	477,397
Food Products 0.5%
Tyson Foods, Inc., Class A	12,000	959,640
Household Products 3.0%
Procter & Gamble Co. (The)	43,262	6,186,033
Tobacco 2.8%
Altria Group, Inc.	59,144	2,608,842
Philip Morris International, Inc.	32,629	3,084,745
Total		5,693,587
Total Consumer Staples		14,448,567
Energy 5.1%
Energy Equipment & Services 0.1%
NOV, Inc.(a)	15,600	218,712
Oil, Gas & Consumable Fuels 5.0%
Chevron Corp.(b)	38,127	4,365,160
EOG Resources, Inc.	45,964	4,249,831
Exxon Mobil Corp.	8,414	542,451
HollyFrontier Corp.	36,102	1,220,248
Total		10,377,690
Total Energy		10,596,402
Financials 20.7%
Banks 6.5%
Citigroup, Inc.	67,808	4,689,601
JPMorgan Chase & Co.	27,226	4,625,425
Popular, Inc.	21,442	1,746,236
Wells Fargo & Co.	44,603	2,281,890
Total		13,343,152
Columbia Disciplined Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 5.0%
BlackRock, Inc.	2,786	2,628,480
Goldman Sachs Group, Inc. (The)	2,312	955,665
Morgan Stanley	48,874	5,023,270
T. Rowe Price Group, Inc.	8,197	1,777,765
Total		10,385,180
Consumer Finance 2.9%
Ally Financial, Inc.	60,022	2,865,451
Capital One Financial Corp.	14,741	2,226,333
SLM Corp.	51,592	946,713
Total		6,038,497
Diversified Financial Services 1.0%
Berkshire Hathaway, Inc., Class B(a)	6,805	1,953,103
Insurance 5.3%
Marsh & McLennan Companies, Inc.	25,165	4,197,522
MetLife, Inc.	60,195	3,780,246
Progressive Corp. (The)	31,393	2,978,568
Total		10,956,336
Total Financials		42,676,268
Health Care 17.2%
Biotechnology 1.6%
BioMarin Pharmaceutical, Inc.(a)	2,464	195,223
Gilead Sciences, Inc.	11,893	771,618
Iovance Biotherapeutics, Inc.(a)	7,369	179,140
Mirati Therapeutics, Inc.(a)	1,704	322,090
Regeneron Pharmaceuticals, Inc.(a)	1,359	869,678
United Therapeutics Corp.(a)	1,085	206,975
Vertex Pharmaceuticals, Inc.(a)	3,869	715,494
Total		3,260,218
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	9,207	1,186,690
Becton Dickinson and Co.	5,251	1,258,087
Medtronic PLC	19,410	2,326,483
Total		4,771,260
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 4.1%
Cigna Corp.	5,717	1,221,208
CVS Health Corp.	16,052	1,433,123
McKesson Corp.	9,646	2,005,210
Molina Healthcare, Inc.(a)	12,804	3,786,399
Total		8,445,940
Life Sciences Tools & Services 1.8%
IQVIA Holdings, Inc.(a)	14,093	3,684,192
Pharmaceuticals 7.4%
Bristol-Myers Squibb Co.	75,298	4,397,403
Horizon Therapeutics PLC(a)	2,080	249,413
Johnson & Johnson	29,082	4,736,876
Pfizer, Inc.	132,440	5,792,926
Total		15,176,618
Total Health Care		35,338,228
Industrials 12.0%
Aerospace & Defense 2.8%
General Dynamics Corp.	18,737	3,798,927
L3Harris Technologies, Inc.	1,762	406,212
Textron, Inc.	21,278	1,571,380
Total		5,776,519
Airlines 0.1%
Southwest Airlines Co.(a)	5,628	266,092
Building Products 3.2%
Johnson Controls International PLC	51,782	3,799,245
Owens Corning	5,251	490,496
Trane Technologies PLC	12,160	2,200,109
Total		6,489,850
Commercial Services & Supplies 0.4%
Clean Harbors, Inc.(a)	3,777	425,064
Waste Management, Inc.	2,150	344,494
Total		769,558
Electrical Equipment 1.8%
Emerson Electric Co.	38,809	3,764,861
Industrial Conglomerates 0.3%
3M Co.	2,662	475,646

2	Columbia Disciplined Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.6%
Snap-On, Inc.	6,355	1,291,527
Road & Rail 2.8%
CSX Corp.	69,623	2,518,264
Norfolk Southern Corp.	2,810	823,470
Ryder System, Inc.	19,896	1,690,165
Union Pacific Corp.	3,082	743,995
Total		5,775,894
Total Industrials		24,609,947
Information Technology 10.3%
Communications Equipment 2.8%
Cisco Systems, Inc.	101,594	5,686,216
IT Services 3.5%
Accenture PLC, Class A	11,076	3,973,958
Automatic Data Processing, Inc.	7,968	1,788,736
Fidelity National Information Services, Inc.	11,237	1,244,386
Fiserv, Inc.(a)	2,608	256,862
Total		7,263,942
Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	63,544	3,113,656
Texas Instruments, Inc.	6,447	1,208,683
Total		4,322,339
Software 1.9%
Synopsys, Inc.(a)	11,560	3,851,561
Total Information Technology		21,124,058
Materials 3.1%
Chemicals 1.5%
Dow, Inc.	55,100	3,083,947
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	5,791	218,437
Reliance Steel & Aluminum Co.	4,228	617,964
Total		836,401
Paper & Forest Products 1.2%
Louisiana-Pacific Corp.	43,292	2,551,198
Total Materials		6,471,546
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 4.5%
Equity Real Estate Investment Trusts (REITS) 4.5%
Iron Mountain, Inc.	13,100	597,884
Prologis, Inc.	1,043	151,193
Public Storage	5,759	1,913,025
Simon Property Group, Inc.	21,226	3,111,307
Weyerhaeuser Co.	95,978	3,428,334
Total		9,201,743
Total Real Estate		9,201,743
Utilities 4.8%
Electric Utilities 2.8%
Duke Energy Corp.	19,619	2,001,334
Exelon Corp.	38,706	2,058,772
NRG Energy, Inc.	40,406	1,611,796
Total		5,671,902
Gas Utilities 1.9%
National Fuel Gas Co.	59,396	3,411,112
UGI Corp.	13,172	571,797
Total		3,982,909
Multi-Utilities 0.1%
MDU Resources Group, Inc.	8,750	268,887
Total Utilities		9,923,698
Total Common Stocks (Cost $159,857,591)		202,599,223

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.072%(c),(d)	3,321,946	3,321,614
Total Money Market Funds (Cost $3,321,583)		3,321,614
Total Investments in Securities (Cost: $163,179,174)		205,920,837
Other Assets & Liabilities, Net		90,728
Net Assets		206,011,565

At October 31, 2021, securities and/or cash totaling $328,586 were pledged as collateral.
Columbia Disciplined Value Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	16	12/2021	USD	3,677,600	97,585	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.072%
	1,196,891	5,878,779	(3,754,056)	—	3,321,614	—	—	3,321,946
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Disciplined Value Fund | Quarterly Report 2021

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